Debt (Details Textual) (USD $) In Millions, unless otherwise specified												3 Months Ended	12 Months Ended
	Mar. 31, 2011 Swaps	Mar. 31, 2012 Senior Notes, interest at 6.25%, maturing 2013 [Member]	Dec. 31, 2011 Senior Notes, interest at 6.25%, maturing 2013 [Member]	Mar. 31, 2012 Senior Notes, interest at 7.875%, maturing 2014 [Member]	Dec. 31, 2011 Senior Notes, interest at 7.875%, maturing 2014 [Member]	Mar. 31, 2012 Senior Notes interest at 7.375%, maturing 2015 [Member]	Dec. 31, 2011 Senior Notes interest at 7.375%, maturing 2015 [Member]	Mar. 31, 2012 Senior Notes, interest at 6.75%, maturing 2018 [Member]	Dec. 31, 2011 Senior Notes, interest at 6.75%, maturing 2018 [Member]	Mar. 31, 2012 Senior Notes, interest at 7.15%, maturing 2019 [Member]	Dec. 31, 2011 Senior Notes, interest at 7.15%, maturing 2019 [Member]	Mar. 31, 2012 Mortgages and other, interest rates ranging from 1.00% to 9.00%, various maturities [Member]	Dec. 31, 2011 Mortgages and other, interest rates ranging from 1.00% to 9.00%, various maturities [Member]	Mar. 31, 2011 Two Interest Rate Swap Agreements [Member]
Debt (Textual) [Abstract]
Notional amount of interest rate swaps														$ 100
Number of interest rate swaps	2
Interest rate, stated rate		6.25%	6.25%	7.875%	7.875%	7.375%	7.375%	6.75%	6.75%	7.15%	7.15%
Minimum Interest Rate, Stated Percentage on Revolving Credit Facilities												1.00%	1.00%
Maximum Interest Rate, Stated Percentage on Revolving Credit Facilities												9.00%	9.00%